Basis of Presentation and Summary of Significant Accounting Policies - Acquisition of TLA (Details) - TLA $ in Thousands		3 Months Ended
	Mar. 01, 2021 USD ($) store state	Mar. 31, 2021 USD ($) store state
Business Acquisition [Line Items]
Percentage acquired	100.00%	100.00%
Purchase consideration | $	$ 24,700	$ 24,745
Number of stores | store	41	41
Number of states | state	5	5